Accounts Receivable - Schedule of Accounts Receivable and the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of Accounts Receivable and the Allowance for Credit Losses [Abstract]
Accounts receivable	¥ 43,141		¥ 53,843	$ 6,022
Allowance for credit losses
Accounts receivable	43,141		53,843	$ 6,022
Balance at beginning of the year
Additional provision charged to expense
Balance at the end of the year